Schedule of Restricted Stock Option Activity (Details)	9 Months Ended
Oct. 31, 2022 $ / shares shares
Income Tax Disclosure [Abstract]
Unvested restricted stock units, Outstanding, Beginning balance | shares	14,000
Weighted average exercise price, Beginning balance | $ / shares	$ 2.83
Unvested restricted stock units, Granted | shares	147,059
Weighted average exercise price, Granted | $ / shares	$ 1.36
Unvested restricted stock units, Vested | shares
Weighted average exercise price, vested | $ / shares
Unvested restricted stock units, forfeited | shares	(14,000)
Weighted average exercise price, forfeited | $ / shares	$ 2.83
Unvested restricted stock units, Ending balance | shares	147,059
Weighted average exercise price, Ending balance | $ / shares	$ 1.36